Asset Retirement Obligations and Accrued Environmental Costs (Summary of Pre-Tax Risk-Free Discount Rate and Expected Cash Flow Payments for Asset Retirement Obligations and Accrued Environmental Costs) (Detail)
12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 1,731,000,000
Cashflow Payment Years	10
Asset retirement obligations [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	$ 105,000,000
Asset retirement obligations [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (90,000,000)
Asset retirement obligations [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Asset retirement obligations [Member] | Potash Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	30 – 505
Asset retirement obligations [Member] | Phosphate Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 80
Asset retirement obligations [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 70
Asset retirement obligations [Member] | Potash sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 114,000,000
Asset retirement obligations [Member] | Phosphate sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	485,000,000
Asset retirement obligations [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	14,000,000
Asset retirement obligations [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	758,000,000
Accrued environmental costs [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
-0.5% Discount Rate	5,000,000
Accrued environmental costs [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
+0.5% Discount Rate	$ (5,000,000)
Accrued environmental costs [Member] | Retail Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Accrued environmental costs [Member] | Corporate and Others Segment [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Cashflow Payment Years	1 – 30
Accrued environmental costs [Member] | Retail Site [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	$ 60,000,000
Accrued environmental costs [Member] | Corporate And Other Sites [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Discounted Cash Flows	300,000,000
ARO and ETL [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Undiscounted Cash Flows	$ 4,000,000,000.0
ARO and ETL [Member] | Bottom of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	3.10%
ARO and ETL [Member] | Top of range [Member]
Disclosure of asset retirement obligations and accrued environmental costs [Line Items]
Risk-Free Rate	5.50%